Transactions with Related Parties - Principal transactions (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 USD ($)
Revenues, other income and interest income:
Royalties (Univision)	$ 660,842		$ 8,548,036		$ 8,155,338
Programming production and transmission rights	1,453,875		738,650		707,247
Telecom services	205,591		57,759		97,754
Administrative services	115,190		7,371		13,561
Advertising	1,854,152		10,417		36,385
Interest income	618,921		49,736		64,809
Lease	408,893
Total revenues, other income and interest income	5,317,464		9,411,969		9,075,094
Costs and expenses:
Donations	26,229		26,606		26,729
Advertising	297,497
Administrative services	127,762		19,410		1,529
Technical services	391,896		295,915		459,960
Programming production, transmission rights and telecom	4,499,464		787,487		674,270
Total	5,342,848		1,129,418		1,162,488
Univision
Related party transactions
Provision for certain yearly minimum guaranteed advertising	$ 211,829	$ 10.8	$ 712,417	$ 35.1	$ 909,159	$ 42.6